Folgers Merger (Details) (Folgers coffee company [Member], USD $) In Thousands, except Per Share data	12 Months Ended
	Apr. 30, 2009	Nov. 06, 2008
Folgers coffee company [Member]
Assets acquired
Current assets		$ 300,781
Property, plant, and equipment		316,851
Intangible assets		2,515,000
Goodwill		1,643,636
Other noncurrent assets		4,278
Total assets acquired		4,780,546
Liabilities assumed
Current liabilities		85,795
Deferred tax liabilities		955,235
Other noncurrent liabilities		3,750
Total liabilities assumed		1,044,780
Net assets acquired		3,735,766
The results of the operations of the Folgers business are included in the Company's consolidated financial
Net sales	4,684,746
Net income	$ 359,979
Net income per common share - assuming dilution, in USD per share	$ 3.04